Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Related Party Transactions [Abstract]
Schedule of Notes Payable Obligations to Related Parties Assumed in Acquisition
March 31, 2020		June 30, 2019

Note payable to a stockholder in which the $200,000 principal plus $10,000 of interest was payable in December 2019. Borrowings under the note increased and the maturity was extended to November 2021. The note bears interest at 6% and is payable in cash or common stock, at the Company's option. If interest is paid in common stock, the conversion price will be the market price at the time of conversion. Principal on the note at maturity is convertible into 400,000 shares of Series D Preferred Stock. If principal is paid prior to maturity, the right of conversion is terminated.

	$ 400,000		$ 200,000

Fair value of unsecured notes payable to seller of Concepts and Solutions, a related party, bearing interest at 3% per year, payable in annual installments through November 30, 2021. Payments are subject to adjustment based on the achievement of minimum gross revenues and successful completion of certain pre-acquisition withholding tax issues of Concepts and Solutions.	1,030,079		-

Note payable to a stockholder in which the note principal plus 6% interest is payable in November 2021. Note was amended in March 2020 by increasing the balance by $225,000 and extending the maturity to March 2022. Interest is payable in cash or common stock, at the holder's option. If interest is paid in common stock, the conversion price will be the market price at the time of conversion. Principal on the note at maturity is convertible into 1,225,000 shares of Series D Preferred Stock. If principal is paid prior to maturity, the right of conversion is terminated.	1,225,000	-

Note payable to a stockholder in which the note principal plus 6% interest is payable in November 2021. Interest is payable in cash or common stock, at the Company's option. If interest is paid in common stock, the conversion price will be the market price at the time of conversion. Principal on the note at maturity is convertible into 200,000 shares of Series D Preferred Stock. If principal is paid prior to maturity, the right of conversion is terminated.	200,000	-

Note payable to a stockholder in which the note principal plus interest at 10% is payable the earlier of 60 days after invoicing a certain customer, or August 20, 2020. The note is collateralized by a security interest in a certain customer purchase order.	385,000	-

Other payables due to stockholders and a related party	113,090	-

Total Related Party Notes and Other Payables	3,353,169	200,000

Current Portion of Related Party Notes and Other Payables	1,278,169	200,000

Long-term Portion of Related Party Notes and Other Payables	$ 2,075,000	$ -

The Company's notes payable obligations to related parties are as follows:

	June 30, 2019	June 30, 2018
Note payable to a related party in which the notes accrues interest on the original principal balance at a rate of 8% annually and is due on demand.	-	$15,000

Note payable to a stockholder in which the note principal plus interest of $10,000 is payable in December 2019.
	200,000	-

Various notes payable to a related party in which the note accrues interest on the original principal balance at a rate of 6.25% annually and is due on demand.	-	91,000

Note payable to a related party in which the note accrues interest on the original principal balance at a rate of 6.25% annually and is due in August 2019.
	-	8,000

Notes payable to a related party in which the note bears no interest and is due on demand.
	-	25,000

Note payable to a related party in which the note accrues interest on the original principal balance at a rate of 9% annually and matures in October 2019.
	-	125,000

Note payable to an individual executed February 2018 in which the note accrues interest on the original principal balance at a rate of 18% annually and is due on demand.

	-	10,000

Various notes payable to a related party in which the note accrues interest on the original principal balance at a rate of 10% annually through December 31, 2016 at which time the interest rate was reduced to 6.25% interest annually. The notes are scheduled to mature at various dates through July 2021.

	-	211,534
Total Related Party Notes Payable	200,000	485,534
Current Portion of Related Party Notes Payable	200,000	485,534
Long-term Portion of Related Party Notes Payable	$ -	$ -

Schedule of Future Maturities of Notes Payable	Future maturities of related party notes payable are as follows:

Period ending March 31,
2021	$ 1,278,169
2022	2,075,000
$ 3,353,169